SCHEDULE OF WARRANTS OUTSTANDING AND EXERCISABLE (Details) - $ / shares	Sep. 30, 2025	Jul. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Mar. 31, 2024
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Number of Warrants			37,240,289	31,890,289
Warrants and Rights Outstanding, Term	1 year 1 month 6 days			11 months 26 days
Warrants Weighted Average Exercise Price	$ 0.13			$ 0.13
Warrants Outstanding, Number of Exercisable	37,240,289			31,890,289
Warrant [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants and Rights Outstanding, Term		5 years
Warrants Outstanding, Number of Exercisable					33,000,000
Exercise Price 1 [Member] | Warrant [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Price	$ 0.13			$ 0.13
Warrants Outstanding, Number of Warrants	961,539			961,539
Warrants and Rights Outstanding, Term	1 year 3 months			2 years
Warrants Weighted Average Exercise Price	$ 0.13			$ 0.13
Warrants Outstanding, Number of Exercisable	961,539			961,539
Exercise Price 2 [Member] | Warrant [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Price	$ 0.20			$ 0.20
Warrants Outstanding, Number of Warrants	4,373,750			4,373,750
Warrants Weighted Average Exercise Price	$ 0.20			$ 0.20
Warrants Outstanding, Number of Exercisable	4,373,750			4,373,750
Exercise Price 2 [Member] | Warrant [Member] | Minimum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants and Rights Outstanding, Term	1 year 6 months 3 days			2 years 3 months 3 days
Exercise Price 2 [Member] | Warrant [Member] | Maximum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants and Rights Outstanding, Term	1 year 8 months 23 days			2 years 5 months 19 days
Exercise Price 3 [Member] | Warrant [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Price	$ 0.12			$ 0.12
Warrants Outstanding, Number of Warrants	26,555,000			11,300,000
Warrants and Rights Outstanding, Term				6 months 3 days
Warrants Weighted Average Exercise Price	$ 0.12			$ 0.12
Warrants Outstanding, Number of Exercisable	26,555,000			11,300,000
Exercise Price 3 [Member] | Warrant [Member] | Maximum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants and Rights Outstanding, Term	3 months
Exercise Price 4 [Member] | Warrant [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Price	$ 0.15			$ 0.12
Warrants Outstanding, Number of Warrants	5,350,000			11,865,000
Warrants and Rights Outstanding, Term	4 years 10 months 2 days			9 months 21 days
Warrants Weighted Average Exercise Price	$ 0.15			$ 0.12
Warrants Outstanding, Number of Exercisable				11,865,000
Exercise Price Five [Member] | Warrant [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Price				$ 0.12
Warrants Outstanding, Number of Warrants				3,390,000
Warrants and Rights Outstanding, Term				1 year 29 days
Warrants Weighted Average Exercise Price				$ 0.12
Warrants Outstanding, Number of Exercisable				3,390,000